Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Provision or Benefit
The components of the income tax provision are as follows (in thousands):

	Successor Company		Predecessor Company
	Year ended December 31, 2020	Period from July 16, 2019 to December 31, 2019	Period from January 1, 2019 to July 15, 2019
Current tax provision:
Federal	$10	$—	$—
State	1	—	—
Foreign	—	—	—

Total current tax provision	$11	$—	$—
Deferred tax provision:
Federal	$58	$—	$—
State	(7)	—	49
Foreign	—	—	—

Total deferred tax provision	51	—	49

Total provision	$62	$—	$49

Schedule of Components of Deferred Tax Assets and Liabilities
Deferred taxes are recognized for temporary differences between the basis of assets and liabilities for financial statement and income tax purposes. The significant components of the deferred tax assets are comprised of the following (in thousands):

	Successor Company
	December 31, 2020	December 31, 2019
Deferred tax assets:
Foreign, U.S. and state net operating loss carryforwards	$1,517	$212
Accrued Expenses	12	—
Unrealized foreign exchange losses	62	—

Subtotal	1,591	212
Less valuation allowance	(1,430)	—

Total deferred tax assets	161	212

Net deferred tax assets	$161	$212

Schedule of Reconciliation of Income Tax Expense
A reconciliation of income tax expense computed at the statutory federal income tax rate to income taxes as reflected in the financial statements is as follows:

	Successor Company		Predecessor Company
	Year ended December 31, 2020	Period from July 16, 2019 to December 31, 2019	Period from January 16, 2019 to December 31, 2019
Federal income tax expense at statutory rate	21.00%	21.00%	0.00%
State income tax, net of federal benefit	(0.14)	0.04	0.00
Permanent differences	(0.98)	(2.73)	0.00
Research and development credit	0.00	0.00	0.00
Foreign rate differential	(0.01)	0.00	0.00
Change in valuation allowance	0.60	0.00	0.00
Provision to return adjustments	0.46	0.00	0.00
Other	6.50	(0.04)	0.37
Pass through income not subject to tax	(27.55)	(18.27)	0.01

Effective income tax rate	(0.12%)	0.00%	0.38%